SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

16. SUBSEQUENT EVENTS

1)	Regulatory Policy on After-School Tutoring

On July 24, 2021, Chinese regulatory authorities issued a set of guidelines aiming to ease the burden of excessive homework and after-school tutoring on students receiving an elementary school or junior high school education. The Company does not expect its operations to be materially affected by the Guidelines.

The Group has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that there are not any other events that would have required adjustment or disclosure in the financial statements.